Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Globant SA(a)	414	$58,047
Telecom Argentina SA, ADR	1,092	9,380
YPF SA, ADR	1,790	9,022

		76,449

Brazil — 6.1%
Ambev SA	58,000	133,277
Atacadao SA	5,000	17,022
B2W Cia. Digital(a)	3,068	51,756
B3 SA — Brasil, Bolsa, Balcao	26,000	218,059
Banco Bradesco SA	14,228	46,632
Banco BTG Pactual SA	3,000	26,978
Banco do Brasil SA	10,000	56,784
Banco Santander Brasil SA	4,000	18,781
BB Seguridade Participacoes SA	9,000	41,892
BR Malls Participacoes SA	12,000	21,675
BRF SA(a)	5,321	22,661
CCR SA	15,000	40,600
Centrais Eletricas Brasileiras SA	4,091	21,566
Cia Brasileira de Distribuicao	2,000	23,192
Cia. de Saneamento Basico do Estado de Sao Paulo	4,000	40,007
Cia. Siderurgica Nacional SA	9,000	17,102
Cielo SA	15,000	11,296
Cogna Educacao	19,000	18,401
Cosan SA	2,000	24,249
Energisa SA	2,000	17,492
Engie Brasil Energia SA	3,000	23,426
Equatorial Energia SA	12,000	44,300
Hapvida Participacoes e Investimentos SA(b)	3,000	30,303
Hypera SA	5,000	29,663
IRB Brasil Resseguros S/A	9,000	13,754
JBS SA	14,000	56,633
Klabin SA	11,000	39,920
Localiza Rent a Car SA	8,240	58,381
Lojas Renner SA	11,030	78,291
Magazine Luiza SA	9,000	106,636
Multiplan Empreendimentos Imobiliarios SA	6,000	22,857
Natura & Co. Holding SA	9,000	61,612
Notre Dame Intermedica Participacoes SA	6,000	68,826
Petrobras Distribuidora SA	8,000	31,876
Petroleo Brasileiro SA	45,000	172,672
Raia Drogasil SA	3,000	60,452
Rumo SA(a)	16,000	66,373
Sul America SA	3,000	24,774
Suzano SA(a)	7,000	48,797
TIM Participacoes SA	6,028	15,117
Ultrapar Participacoes SA	9,000	28,370
Vale SA	43,822	427,642
WEG SA	12,040	92,731

		2,472,828

Chile — 0.8%
Banco de Chile	416,060	35,142
Banco de Credito e Inversiones SA	771	25,949
Banco Santander Chile	489,910	19,835
Cencosud SA	18,950	22,005
Cia. Cervecerias Unidas SA	2,740	19,696
Empresa Nacional de Telecomunicaciones SA	170	1,076
Empresas CMPC SA	17,740	35,912
Empresas COPEC SA	5,950	37,317

Security	Shares	Value

Chile (continued)
Enel Americas SA	485,180	$70,198
Enel Chile SA	357,870	26,662
Falabella SA	11,440	26,497

		320,289

China — 0.1%
Silergy Corp.	1,000	53,955

Colombia — 0.3%
Bancolombia SA	4,510	30,367
Ecopetrol SA	58,920	31,579
Grupo de Inversiones Suramericana SA	4,040	19,803
Interconexion Electrica SA ESP	6,880	36,318

		118,067

Czech Republic — 0.2%
CEZ AS	1,820	35,759
Komercni Banka AS(a)	1,020	21,874
Moneta Money Bank AS(b)	9,020	19,978

		77,611

Egypt — 0.2%
Commercial International Bank Egypt SAE	13,550	54,175
Eastern Co. SAE	13,626	10,850

		65,025

Greece — 0.3%
Alpha Bank AE(a)	16,323	10,077
Eurobank Ergasias Services and Holdings SA, Series A(a)	31,457	13,297
Hellenic Telecommunications Organization SA	2,090	29,432
Jumbo SA	1,570	28,501
Motor Oil Hellas Corinth Refineries SA	180	3,003
National Bank of Greece SA(a)	3,096	4,164
OPAP SA	2,670	24,948

		113,422

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	5,940	37,583
OTP Bank Nyrt(a)	2,950	98,251
Richter Gedeon Nyrt	1,790	39,151

		174,985

Indonesia — 2.6%
Adaro Energy Tbk PT	187,000	14,079
Astra International Tbk PT	266,000	86,846
Bank Central Asia Tbk PT	123,000	218,470
Bank Mandiri Persero Tbk PT	242,000	74,041
Bank Negara Indonesia Persero Tbk PT	105,000	27,526
Bank Rakyat Indonesia Persero Tbk PT	718,000	144,976
Barito Pacific Tbk PT(a)	354,000	32,710
Charoen Pokphand Indonesia Tbk PT	102,000	40,318
Gudang Garam Tbk PT	7,000	23,357
Hanjaya Mandala Sampoerna Tbk PT	89,000	11,818
Indah Kiat Pulp & Paper Corp. Tbk PT	30,000	10,780
Indocement Tunggal Prakarsa Tbk PT	26,000	21,533
Indofood CBP Sukses Makmur Tbk PT	29,200	16,289
Indofood Sukses Makmur Tbk PT	68,000	26,763
Kalbe Farma Tbk PT	285,000	27,603
Pabrik Kertas Tjiwi Kimia Tbk PT	3,000	815
Perusahaan Gas Negara Tbk PT	155,000	9,124
Semen Indonesia Persero Tbk PT	46,000	30,856
Telekomunikasi Indonesia Persero Tbk PT	614,400	132,468
Unilever Indonesia Tbk PT	95,400	50,606
United Tractors Tbk PT	23,000	24,716

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
XL Axiata Tbk PT(a)	18,000	$3,191

		1,028,885

Malaysia — 3.1%
Axiata Group Bhd	39,000	34,089
CIMB Group Holdings Bhd	69,000	59,834
Dialog Group Bhd	44,000	40,382
DiGi.Com Bhd	51,000	53,375
Gamuda Bhd	32,000	28,706
Genting Bhd	34,000	31,282
Genting Malaysia Bhd	40,000	21,346
Hartalega Holdings Bhd	22,000	63,457
Hong Leong Bank Bhd	12,000	37,539
IHH Healthcare Bhd	30,000	37,470
IOI Corp. Bhd	21,000	21,978
Kuala Lumpur Kepong Bhd	7,000	35,487
Malayan Banking Bhd	54,000	93,157
Malaysia Airports Holdings Bhd	14,144	16,267
Maxis Bhd	34,000	41,293
MISC Bhd	24,000	45,819
Petronas Chemicals Group Bhd	28,000	40,575
Petronas Dagangan Bhd	1,500	8,101
Petronas Gas Bhd	10,000	43,703
PPB Group Bhd	9,040	36,098
Press Metal Aluminium Holdings Bhd	25,000	21,679
Public Bank Bhd	41,000	138,254
RHB Bank Bhd	20,000	21,944
Sime Darby Bhd	46,000	22,114
Sime Darby Plantation Bhd	31,000	35,367
Telekom Malaysia Bhd	6,000	5,838
Tenaga Nasional Bhd	39,000	101,010
Top Glove Corp. Bhd	25,000	76,481
YTL Corp. Bhd	61,040	14,602

		1,227,247

Mexico — 3.1%
Alfa SAB de CV, Class A	28,000	14,854
America Movil SAB de CV, Series L, NVS	418,400	280,008
Arca Continental SAB de CV	6,000	26,817
Cemex SAB de CV, CPO, NVS	184,000	43,652
Coca-Cola Femsa SAB de CV	7,000	30,616
Fibra Uno Administracion SA de CV	43,000	32,858
Fomento Economico Mexicano SAB de CV	24,000	162,634
Gruma SAB de CV, Series B	2,600	25,857
Grupo Aeroportuario del Pacifico SAB de CV, Series B	5,000	33,075
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,585	26,697
Grupo Bimbo SAB de CV, Series A	20,000	31,333
Grupo Financiero Banorte SAB de CV, Class O	33,000	100,284
Grupo Financiero Inbursa SAB de CV, Class O	25,000	17,172
Grupo Mexico SAB de CV, Series B	46,000	98,694
Grupo Televisa SAB, CPO(a)	29,900	35,494
Industrias Penoles SAB de CV	1,757	16,742
Infraestructura Energetica Nova SAB de CV	4,000	11,377
Kimberly-Clark de Mexico SAB de CV, Class A	19,000	29,552
Megacable Holdings SAB de CV, CPO	4,000	12,123
Orbia Advance Corp. SAB de CV	13,000	19,115
Promotora y Operadora de Infraestructura SAB de CV(a)	4,300	32,490
Wal-Mart de Mexico SAB de CV	66,000	165,076

		1,246,520

Pakistan — 0.0%
MCB Bank Ltd.	17,000	15,326

Security	Shares	Value

Peru — 0.5%
Cia. de Minas Buenaventura SAA, ADR	2,810	$22,059
Credicorp Ltd.	860	118,525
Southern Copper Corp.	1,110	40,293

		180,877

Philippines — 1.4%
Aboitiz Equity Ventures Inc.	34,250	29,027
Ayala Corp.	3,700	54,637
Ayala Land Inc.	117,000	73,963
BDO Unibank Inc.	24,800	49,188
Globe Telecom Inc.	250	11,330
GT Capital Holdings Inc.	1,704	13,027
International Container Terminal Services Inc.	12,800	22,176
JG Summit Holdings Inc.	44,240	42,649
Jollibee Foods Corp.	6,900	14,817
Manila Electric Co.	4,100	22,922
Metro Pacific Investments Corp.	270,600	15,449
Metropolitan Bank & Trust Co.	16,047	11,159
PLDT Inc.	1,250	31,485
SM Investments Corp.	4,005	72,394
SM Prime Holdings Inc.	143,000	85,173
Universal Robina Corp.	12,900	33,384

		582,780

Poland — 1.3%
Bank Polska Kasa Opieki SA	2,210	29,009
CD Projekt SA	870	87,734
Dino Polska SA(a)(b)	490	22,345
Grupa Lotos SA	1,280	19,033
KGHM Polska Miedz SA(a)	1,950	42,017
LPP SA	30	51,396
mBank SA(a)	270	14,524
Orange Polska SA(a)	4,260	6,937
PGE Polska Grupa Energetyczna SA(a)	12,140	14,662
Polski Koncern Naftowy ORLEN SA	3,980	66,357
Polskie Gornictwo Naftowe i Gazownictwo SA	24,740	25,975
Powszechna Kasa Oszczednosci Bank Polski SA	11,850	65,994
Powszechny Zaklad Ubezpieczen SA	7,510	55,966
Santander Bank Polska SA(a)	490	19,922

		521,871

Qatar — 1.5%
Commercial Bank PSQC (The)	23,500	23,713
Industries Qatar QSC	21,360	45,907
Masraf Al Rayan QSC	55,800	59,734
Mesaieed Petrochemical Holding Co.	54,800	29,990
Ooredoo QPSC	15,750	27,093
Qatar Electricity & Water Co. QSC	8,800	35,856
Qatar Fuel QSC	2,576	11,256
Qatar International Islamic Bank QSC	7,170	15,194
Qatar Islamic Bank SAQ	14,800	62,243
Qatar National Bank QPSC	57,880	279,458

		590,444

Russia — 5.7%
Alrosa PJSC	31,203	29,153
Gazprom PJSC	134,300	380,136
Inter RAO UES PJSC	590,000	41,293
LUKOIL PJSC	5,340	396,297
Magnit PJSC, GDR(c)	3,760	42,864
Magnitogorsk Iron & Steel Works PJSC	25,000	14,312
MMC Norilsk Nickel PJSC	840	262,912
Mobile TeleSystems PJSC, ADR	6,640	59,030

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Moscow Exchange MICEX-RTS PJSC	6,100	$9,869
Novatek PJSC, GDR(c)	1,160	167,852
Novolipetsk Steel PJSC	13,800	26,912
PhosAgro PJSC, GDR(c)	1,720	23,736
Polymetal International PLC	2,000	40,019
Polyus PJSC	250	41,311
Rosneft Oil Co. PJSC, GDR(c)	15,610	81,234
Sberbank of Russia PJSC	127,800	362,733
Severstal PAO	3,000	39,691
Surgutneftegas PJSC	92,000	51,586
Tatneft PJSC	19,200	144,595
VTB Bank PJSC, GDR(c)	26,560	26,135
X5 Retail Group NV, GDR(c)	1,780	52,638

		2,294,308

Saudi Arabia — 4.8%
Abdullah Al Othaim Markets Co.	760	23,657
Advanced Petrochemical Co.	2,360	31,112
Al Rajhi Bank	16,410	250,938
Alinma Bank(a)	9,883	39,476
Almarai Co. JSC	3,210	42,842
Arab National Bank	5,450	29,303
Bank AlBilad	5,870	34,691
Bank Al-Jazira	8,380	25,583
Banque Saudi Fransi	6,960	56,340
Bupa Arabia for Cooperative Insurance Co.	860	26,442
Co for Cooperative Insurance (The)(a)	1,360	25,903
Dar Al Arkan Real Estate Development Co.(a)	5,100	9,492
Emaar Economic City(a)	4,782	9,017
Etihad Etisalat Co.(a)	4,350	30,656
Jarir Marketing Co.	880	32,516
National Commercial Bank	16,140	164,247
National Industrialization Co.(a)	4,098	10,972
Rabigh Refining & Petrochemical Co.(a)	2,130	7,824
Riyad Bank	15,770	70,372
Sahara International Petrochemical Co.	6,490	25,429
Samba Financial Group	12,570	80,581
Saudi Airlines Catering Co.	840	17,371
Saudi Arabian Fertilizer Co.	2,220	45,606
Saudi Arabian Mining Co.(a)	4,290	39,163
Saudi Arabian Oil Co.(b)	14,020	125,888
Saudi Basic Industries Corp.	10,530	237,809
Saudi British Bank (The)	7,680	47,854
Saudi Cement Co.	1,520	19,025
Saudi Electricity Co.	10,880	50,031
Saudi Industrial Investment Group	4,740	25,150
Saudi Kayan Petrochemical Co.(a)	12,240	27,643
Saudi Telecom Co.	7,250	197,269
Savola Group (The)	3,110	34,695
Yanbu National Petrochemical Co.	2,860	38,832

		1,933,729

South Africa — 6.2%
Absa Group Ltd.	9,310	42,881
Anglo American Platinum Ltd.	530	33,369
AngloGold Ashanti Ltd.	5,390	129,786
Aspen Pharmacare Holdings Ltd.(a)	3,960	31,375
Bid Corp. Ltd.	4,260	59,516
Bidvest Group Ltd. (The)	4,080	35,143
Capitec Bank Holdings Ltd.	580	27,825
Clicks Group Ltd.	3,250	42,909

Security	Shares	Value

South Africa (continued)
Discovery Ltd.	5,060	$28,200
Exxaro Resources Ltd.	3,510	24,674
FirstRand Ltd.	43,180	98,290
Gold Fields Ltd.	10,780	83,833
Growthpoint Properties Ltd.	38,130	26,992
Impala Platinum Holdings Ltd.	9,960	66,146
Investec Ltd.	387	668
Kumba Iron Ore Ltd.	480	12,914
Life Healthcare Group Holdings Ltd.	20,850	21,655
Mr. Price Group Ltd.	2,870	21,163
MTN Group Ltd.	22,010	67,293
MultiChoice Group Ltd.(a)	6,840	33,565
Naspers Ltd., Class N	5,560	879,372
Nedbank Group Ltd.	4,711	26,396
NEPI Rockcastle PLC	5,520	28,023
Northam Platinum Ltd.(a)	4,020	24,996
Old Mutual Ltd.	65,260	41,571
Pick n Pay Stores Ltd.	5,100	15,416
PSG Group Ltd.	2,140	19,722
Rand Merchant Investment Holdings Ltd.	9,420	14,518
Redefine Properties Ltd.	7,308	796
Reinet Investments SCA	2,040	31,822
Remgro Ltd.	6,810	53,678
RMB Holdings Ltd.	9,710	29,169
Sanlam Ltd.	24,810	79,611
Sasol Ltd.(a)	6,910	35,472
Shoprite Holdings Ltd.	5,740	33,689
Sibanye Stillwater Ltd.(a)	33,040	60,666
SPAR Group Ltd. (The)	2,350	23,353
Standard Bank Group Ltd.	16,490	95,042
Tiger Brands Ltd.	1,930	17,189
Vodacom Group Ltd.	7,710	55,205
Woolworths Holdings Ltd.	12,440	20,407

		2,474,310

South Korea — 18.2%
Amorepacific Corp.	460	60,543
AMOREPACIFIC Group	360	16,802
BGF retail Co. Ltd.	141	19,013
BNK Financial Group Inc.	1,960	8,040
Celltrion Healthcare Co. Ltd.(a)	733	53,742
Celltrion Inc.(a)	1,194	205,837
Celltrion Pharm Inc.(a)	156	11,551
CJ CheilJedang Corp.	140	33,574
CJ ENM Co. Ltd.	180	17,587
Coway Co. Ltd.	700	37,644
Daelim Industrial Co. Ltd.	450	33,538
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	900	15,842
DB Insurance Co. Ltd.	640	22,428
Douzone Bizon Co. Ltd.	240	23,255
E-MART Inc.	290	26,578
Fila Holdings Corp.	610	18,939
GS Engineering & Construction Corp.	1,020	23,514
GS Holdings Corp.	770	23,440
Hana Financial Group Inc.	3,420	82,155
Hankook Tire & Technology Co. Ltd.	630	11,929
Hanmi Pharm Co. Ltd.	101	19,328
Hanon Systems	3,190	25,088
Hanwha Corp.	780	12,659
Hanwha Solutions Corp.	1,460	19,039

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
HDC Hyundai Development Co-Engineering & Construction, Class E	44	$709
Helixmith Co. Ltd.(a)	355	17,944
HLB Inc.(a)	520	47,404
Hotel Shilla Co. Ltd.	460	29,417
Hyundai Engineering & Construction Co. Ltd.	1,040	28,720
Hyundai Glovis Co. Ltd.	270	24,636
Hyundai Heavy Industries Holdings Co. Ltd.	220	48,052
Hyundai Marine & Fire Insurance Co. Ltd.	820	16,056
Hyundai Mobis Co. Ltd.	840	134,297
Hyundai Motor Co.	1,940	153,515
Hyundai Steel Co.	960	16,937
Industrial Bank of Korea	1,040	6,953
Kakao Corp.	630	134,043
Kangwon Land Inc.	1,210	23,644
KB Financial Group Inc.	4,800	131,778
KCC Corp.	25	2,897
Kia Motors Corp.	3,190	88,221
KMW Co. Ltd.(a)	170	8,003
Korea Aerospace Industries Ltd.	1,160	23,744
Korea Electric Power Corp.(a)	3,170	55,288
Korea Investment Holdings Co. Ltd.	630	26,809
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	670	49,123
Korea Zinc Co. Ltd.	100	30,522
KT&G Corp.	1,460	98,909
Kumho Petrochemical Co. Ltd.	80	4,580
LG Chem Ltd.	570	179,729
LG Corp.	1,350	68,784
LG Display Co. Ltd.(a)	2,800	23,061
LG Electronics Inc.	1,440	68,951
LG Household & Health Care Ltd.	130	143,809
LG Innotek Co. Ltd.	170	20,247
LG Uplus Corp.	1,720	18,263
Lotte Chemical Corp.	220	33,397
Lotte Corp.	390	10,801
Lotte Shopping Co. Ltd.	171	12,289
Medy-Tox Inc.	24	3,275
Mirae Asset Daewoo Co. Ltd.	4,600	22,917
NAVER Corp.	1,560	284,678
NCSoft Corp.	210	133,958
Netmarble Corp.(a)(b)	340	25,340
NH Investment & Securities Co. Ltd.	2,570	20,191
OCI Co. Ltd.(a)	91	2,895
Orion Corp.	340	36,239
Pearl Abyss Corp.(a)	80	13,210
POSCO	920	134,458
POSCO Chemical Co. Ltd.	340	15,237
S-1 Corp.	72	5,418
Samsung Biologics Co. Ltd.(a)(b)	210	105,471
Samsung C&T Corp.	990	79,219
Samsung Electro-Mechanics Co. Ltd.	760	76,709
Samsung Electronics Co. Ltd.	59,590	2,439,512
Samsung Engineering Co. Ltd.(a)	1,950	19,052
Samsung Fire & Marine Insurance Co. Ltd.	410	60,418
Samsung Heavy Industries Co. Ltd.(a)	9,200	35,769
Samsung Life Insurance Co. Ltd.	980	36,163
Samsung SDI Co. Ltd.	730	211,611
Samsung SDS Co. Ltd.	430	66,143
Samsung Securities Co. Ltd.	590	13,315
Shinhan Financial Group Co. Ltd.	5,370	130,732

Security	Shares	Value

South Korea (continued)
Shinsegae Inc.	100	$19,783
SK Holdings Co. Ltd.	460	88,772
SK Hynix Inc.	6,860	451,443
SK Innovation Co. Ltd.	680	65,065
SK Telecom Co. Ltd.	240	41,859
S-Oil Corp.	620	35,394
Woori Financial Group Inc.	3,870	28,530
Yuhan Corp.	732	30,676

		7,337,049

Taiwan — 20.0%
Accton Technology Corp.	10,000	80,433
Acer Inc.	40,000	21,782
Advantech Co. Ltd.	2,000	19,784
ASE Technology Holding Co. Ltd.	40,000	82,331
Asia Cement Corp.	30,000	43,514
Asustek Computer Inc.	10,000	70,108
AU Optronics Corp.	110,000	27,770
Catcher Technology Co. Ltd.	10,000	72,606
Cathay Financial Holding Co. Ltd.	100,063	133,473
Chailease Holding Co. Ltd.	20,442	79,317
Chang Hwa Commercial Bank Ltd.	80,461	50,380
Cheng Shin Rubber Industry Co. Ltd.	20,000	21,848
China Airlines Ltd.	30,000	8,193
China Development Financial Holding Corp.	170,000	51,467
China Life Insurance Co. Ltd.(a)	40,507	27,994
China Steel Corp.	140,000	92,323
Chunghwa Telecom Co. Ltd.	40,000	147,211
Compal Electronics Inc.	50,000	31,807
CTBC Financial Holding Co. Ltd.	220,000	146,178
Delta Electronics Inc.	30,000	137,885
E.Sun Financial Holding Co. Ltd.	150,691	133,752
Eva Airways Corp.	30,000	10,991
Evergreen Marine Corp. Taiwan Ltd.(a)	30,000	10,891
Far Eastern New Century Corp.	40,000	35,837
Far EasTone Telecommunications Co. Ltd.	22,000	47,407
First Financial Holding Co. Ltd.	131,572	100,131
Formosa Chemicals & Fibre Corp.	50,000	119,900
Formosa Petrochemical Corp.	10,000	29,209
Formosa Plastics Corp.	51,000	140,983
Foxconn Technology Co. Ltd.	20,000	35,903
Fubon Financial Holding Co. Ltd.	80,000	112,973
Globalwafers Co. Ltd.	1,000	12,040
Highwealth Construction Corp.	20,000	29,542
Hon Hai Precision Industry Co. Ltd.	160,200	404,435
Hotai Motor Co. Ltd.	2,600	46,415
Hua Nan Financial Holdings Co. Ltd.	120,070	77,781
Innolux Corp.	90,000	18,644
Inventec Corp.	40,000	32,506
Largan Precision Co. Ltd.	1,000	127,727
Lite-On Technology Corp.	30,000	48,060
MediaTek Inc.	20,000	308,410
Mega Financial Holding Co. Ltd.	130,000	133,139
Micro-Star International Co. Ltd.	10,000	33,639
Nan Ya Plastics Corp.	60,000	125,695
Nanya Technology Corp.	20,000	39,833
Novatek Microelectronics Corp.	10,000	68,276
Pegatron Corp.	30,000	64,446
Pou Chen Corp.	50,000	49,209
Powertech Technology Inc.	10,000	32,306
President Chain Store Corp.	10,000	98,418

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Quanta Computer Inc.	40,000	$93,256
Realtek Semiconductor Corp.	3,000	25,829
Shanghai Commercial & Savings Bank Ltd. (The)	50,437	71,897
Shin Kong Financial Holding Co. Ltd.	134,930	37,479
SinoPac Financial Holdings Co. Ltd.	130,259	51,193
Synnex Technology International Corp.	20,000	29,575
Taishin Financial Holding Co. Ltd.	141,904	61,441
Taiwan Business Bank	72,100	25,454
Taiwan Cement Corp.	60,173	85,274
Taiwan Cooperative Financial Holding Co. Ltd.	120,664	81,983
Taiwan High Speed Rail Corp.	40,000	50,225
Taiwan Mobile Co. Ltd.	21,000	75,187
Taiwan Semiconductor Manufacturing Co. Ltd.	307,000	2,985,645
Tatung Co. Ltd.(a)	20,000	13,822
Uni-President Enterprises Corp.	60,000	145,479
United Microelectronics Corp.	140,000	72,040
Vanguard International Semiconductor Corp.	13,000	31,824
Win Semiconductors Corp.	2,000	17,119
Winbond Electronics Corp.	40,000	18,318
Wistron Corp.	40,598	38,671
WPG Holdings Ltd.	21,520	28,132
Yageo Corp.	3,000	37,019
Yuanta Financial Holding Co. Ltd.	130,000	70,358
Zhen Ding Technology Holding Ltd.	10,000	39,800

		8,061,922

Thailand — 4.0%
Advanced Info Service PCL, NVDR	16,000	96,825
Airports of Thailand PCL, NVDR	57,000	111,097
Asset World Corp. PCL	33,000	4,917
B Grimm Power PCL, NVDR	12,000	19,899
Bangkok Bank PCL, Foreign	7,000	23,876
Bangkok Commercial Asset Management PCL, NVDR	9,000	6,677
Bangkok Dusit Medical Services PCL, NVDR	122,000	86,294
Bangkok Expressway & Metro PCL, NVDR	94,000	29,107
Berli Jucker PCL, NVDR	23,000	30,729
BTS Group Holdings PCL, NVDR	85,000	32,333
Bumrungrad Hospital PCL, NVDR	7,000	26,407
Central Pattana PCL, NVDR	30,000	46,448
Charoen Pokphand Foods PCL, NVDR	29,000	28,717
CP ALL PCL, NVDR(a)	74,000	164,005
Electricity Generating PCL, NVDR	4,000	34,706
Energy Absolute PCL, NVDR	21,000	25,747
Global Power Synergy PCL, NVDR	10,000	23,735
Gulf Energy Development PCL, NVDR	25,500	30,262
Home Product Center PCL, NVDR	64,000	29,777
Indorama Ventures PCL, NVDR	25,000	22,399
Intouch Holdings PCL, NVDR	23,000	38,863
Kasikornbank PCL	16,000	48,915
Kasikornbank PCL, NVDR	11,000	33,197
Krung Thai Bank PCL, NVDR	45,000	14,712
Krungthai Card PCL, NVDR	5,000	6,051
Land & Houses PCL, NVDR	114,000	26,162
Minor International PCL, NVDR(a)	41,000	23,974
Muangthai Capital PCL, NVDR(a)	10,000	17,526
Osotspa PCL, NVDR	12,000	16,033
PTT Exploration & Production PCL, NVDR	19,000	50,173
PTT Global Chemical PCL, NVDR	31,000	41,905
PTT PCL, NVDR	150,000	167,400
Ratch Group PCL, NVDR	14,000	30,808
Siam Cement PCL (The), NVDR	9,000	97,045

Security	Shares	Value

Thailand (continued)
Siam Commercial Bank PCL (The), NVDR	12,000	$27,916
Srisawad Corp PCL, NVDR(a)	14,000	25,086
Thai Oil PCL, NVDR	23,000	31,091
Thai Union Group PCL, NVDR	66,000	28,425
True Corp. PCL, NVDR	168,000	19,541

		1,618,780

Turkey — 0.7%
Akbank T.A.S.(a)	37,310	31,121
Anadolu Efes Biracilik Ve Malt Sanayii AS(a)	2,796	7,599
Aselsan Elektronik Sanayi Ve Ticaret AS	2,550	11,282
BIM Birlesik Magazalar AS	6,120	58,405
Eregli Demir ve Celik Fabrikalari TAS	24,230	28,594
Haci Omer Sabanci Holding AS	11,405	13,877
KOC Holding AS	12,150	28,747
Tupras Turkiye Petrol Rafinerileri AS(a)	1,780	22,363
Turk Hava Yollari AO(a)	9,270	17,123
Turkcell Iletisim Hizmetleri AS	15,980	33,171
Turkiye Garanti Bankasi AS(a)	32,530	37,292
Turkiye Is Bankasi AS, Class C(a)	10,740	7,793

		297,367

United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	30,680	36,751
Aldar Properties PJSC	66,610	31,372
DP World PLC	2,730	42,998
Dubai Islamic Bank PJSC	21,330	20,615
Emaar Malls PJSC(a)	30,530	10,971
Emaar Properties PJSC(a)	48,440	32,969
Emirates NBD Bank PJSC	13,080	30,767
Emirates Telecommunications Group Co. PJSC	21,240	90,438
First Abu Dhabi Bank PJSC	34,120	102,923

		399,804

Total Common Stocks — 82.7% (Cost: $35,157,525)		33,283,850

Investment Companies

India — 13.4%
iShares MSCI India ETF(d)	196,434	5,399,971

Total Investment Companies — 13.4% (Cost: $6,113,091)		5,399,971

Preferred Stocks

Brazil — 2.3%
Banco Bradesco SA, Preference Shares, NVS	57,204	199,593
Braskem SA, Class A, Preference Shares, NVS	1,211	6,185
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,000	11,305
Cia. Energetica de Minas Gerais, Preference Shares, NVS	8,008	15,924
Gerdau SA, Preference Shares, NVS	15,000	37,092
Itau Unibanco Holding SA, Preference Shares, NVS	61,000	258,776
Itausa-Investimentos Itau SA, Preference Shares, NVS	57,034	93,042
Lojas Americanas SA, Preference Shares, NVS	10,057	52,312
Petroleo Brasileiro SA, Preference Shares, NVS	55,000	205,981
Telefonica Brasil SA, Preference Shares, NVS	6,000	52,078

		932,288

Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares	10,740	25,623

5

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	1,540	$37,580

		63,203

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	4,610	30,543

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	94,000	47,119

South Korea — 0.9%
Hyundai Motor Co.
Preference Shares, NVS	280	12,729
Series 2, Preference Shares, NVS	250	12,152
Samsung Electronics Co. Ltd., Preference Shares, NVS	10,410	360,183

		385,064

Total Preferred Stocks — 3.6% (Cost: $1,870,925)		1,458,217

Rights

Brazil — 0.0%
Natura & Co. Holding SA, (Expires 06/12/20)(a)	294	270

Total Rights — 0.0% (Cost: $0)		270

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(d)(e)	30,000	$30,000

Total Short-Term Investments — 0.1% (Cost: $30,000)		30,000

Total Investments in Securities — 99.8% (Cost: $43,171,541)		40,172,308

Other Assets, Less Liabilities — 0.2%		66,049

Net Assets — 100.0%		$40,238,357

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	73,000	—	(43,000	)(b)	30,000	$30,000	$450	$—	$—
iShares MSCI India ETF	109,842	110,109	(23,517)		196,434	5,399,971	3,818	(79,535)	(466,837)

						$5,429,971	$4,268	$(79,535)	$(466,837)

(a)	Includes realized capital gain distributions from an affiliated fund, if any. (b) Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

6

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ex China ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$31,285,096	$1,998,754	$—	$33,283,850
Investment Companies	5,399,971	—	—	5,399,971
Preferred Stocks	1,458,217	—	—	1,458,217
Rights	270	—	—	270
Money Market Funds	30,000	—	—	30,000

	$38,173,554	$1,998,754	$—	$40,172,308

Portfolio Abbreviations — Equity

ADR — American Depositary Receipt

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipt

JSC — Joint Stock Company

NVDR — Non-Voting Depositary Receipt

NVS — Non-Voting Shares

7